Plant Restructuring (narrative) (detail) (USD $)	3 Months Ended								12 Months Ended
	Mar. 31, 2013	Dec. 29, 2012	Oct. 01, 2011	Jul. 02, 2011	Mar. 31, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Restructuring Charges [Abstract]
Severance Costs											$ 1,354,000
Plant Restructuring	987,000	2,510,000	(15,000)	54,000	34,000	109,000	1,210,000	1,000	3,497,000	39,000	1,354,000
Statement [Line Items]
Deferred Revenue	4,154,000								4,154,000
Included In Other Accrued [Member]
Statement [Line Items]
Deferred Revenue	1,211,000								1,211,000
Included In Other Long Term Liabilities [Member]
Statement [Line Items]
Deferred Revenue	$ 2,943,000								$ 2,943,000